Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Fund	July 31, 2021 (Unaudited)

	Shares	Value
Common Stocks (101.1%)
AIA Group Ltd. (Insurance)	154,600	$1,852,201
AL Rajhi Bank (Banks)	23,669	700,584
Alibaba Group Holding Ltd.* (Internet & Direct Marketing Retail)	94,880	2,307,625
Alpha Services and Holdings SA* (Banks)	278,538	360,272
Banco BTG Pactual SA (Capital Markets)	69,300	387,920
China Merchants Bank Co. Ltd. (Banks)	141,000	1,074,161
China Petroleum & Chemical Corp. (Oil, Gas & Consumable Fuels)	1,870,000	856,683
Clicks Group Ltd. (Food & Staples Retailing)	18,100	327,702
Dalmia Bharat Ltd.* (Construction Materials)	23,666	680,338
Detsky Mir PJSC (Specialty Retail)	227,554	436,577
FirstRand Ltd. (Diversified Financial Services)	102,395	380,173
Ganfeng Lithium Co. Ltd., Class H (Metals & Mining)	49,600	1,064,011
Grupo Aeroporturaio del Pacifico SAB de CV, Class B (Transportation Infrastructure)	24,700	282,618
Grupo Financiero Banorte Sab de CV (Banks)	117,400	759,691
Halyk Savings Bank of Kazakhstan JSC GDR (Banks)	20,600	307,352
HDFC Bank Ltd. (Banks)	37,879	726,146
Hindalco Industries Ltd. (Metals & Mining)	145,115	867,453
Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	123,000	483,906
Hyundai Motor Co. (Automobiles)	6,658	1,261,906
ICICI Bank Ltd. (Banks)	264,211	2,423,383
Infosys Ltd. (IT Services)	39,291	850,399
Lemon Tree Hotels Ltd.* (Hotels, Restaurants & Leisure)	1,202,053	665,564
LG Chem Ltd. (Chemicals)	1,737	1,271,565
Li-Ning Co. Ltd. (Textiles, Apparel & Luxury Goods)	85,000	895,842
Locaweb Servicos de Internet SA (IT Services)	64,800	311,214
Lojas Renner SA (Multiline Retail)	62,268	494,437
LONGi Green Energy Technology Co. Ltd. (Semiconductors & Semiconductor Equipment)	75,817	1,009,030
Mahindra & Mahindra Ltd. (Automobiles)	55,625	555,502
Mando Corp.* (Auto Components)	13,682	731,562
MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	47,000	1,529,685
Meituan, Class B* (Internet & Direct Marketing Retail)	37,600	1,040,291
MercadoLibre, Inc.* (Internet & Direct Marketing Retail)	369	578,850
Mr. Price Group Ltd. (Specialty Retail)	22,331	332,497
Narayana Hrudayalaya Ltd.* (Health Care Providers & Services)	149,516	984,282
NAVER Corp. (Interactive Media & Services)	3,387	1,276,530
Network International Holdings PLC* (IT Services)	63,233	299,498
Novatek PJSC GDR (Oil, Gas & Consumable Fuels)	1,950	434,070
Phu Nhuan Jewelry JSC (Textiles, Apparel & Luxury Goods)	225,970	943,265
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)	118,500	1,039,233
POSCO (Metals & Mining)	2,917	929,474
Prosus NV (Internet & Direct Marketing Retail)	9,675	858,942
PT Bank Rakyat Indonesia Persero TBK (Banks)	3,114,800	799,164
Raia Drogasil SA (Food & Staples Retailing)	112,800	547,808
Rede D'Or Sao Luiz SA (Health Care Providers & Services)	38,400	510,722
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	36,682	1,003,345
Rumo SA* (Road & Rail)	147,517	582,987
Samsung Electronics Co. Ltd. Pref. (Technology Hardware, Storage & Peripherals)	17,277	1,083,004
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	31,996	2,183,694
Sberbank of Russia PJSC ADR (Banks)	42,530	708,125
Sea Ltd. ADR* (Entertainment)	4,015	1,108,782
Shinhan Financial Group Co. Ltd. (Banks)	40,084	1,364,362
Sona Blw Precision Forgings Ltd.* (Auto Components)	148,023	873,795
Standard Chartered PLC (Banks)	215,950	1,310,278
Suzano SA* (Paper & Forest Products)	39,000	407,038
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	81,000	1,680,257
Techtronic Industries Co. Ltd. (Household Durables)	43,000	768,598
Tencent Holdings Ltd. (Interactive Media & Services)	44,900	2,767,646
Titan Co. Ltd. (Textiles, Apparel & Luxury Goods)	4,981	114,772
Tongwei Co. Ltd., Class A (Food Products)	205,339	1,374,673
Trip.com Group Ltd. ADR* (Internet & Direct Marketing Retail)	43,763	1,134,775
Vietnam Technological & Commercial Joint Stock Bank* (Banks)	803,880	1,789,903
Wal-Mart de Mexico Sab de CV (Food & Staples Retailing)	215,900	711,451
Yandex NV U.S., Class A* (Interactive Media & Services)	8,680	589,632
Yandex NV Russia, Class A* (Interactive Media & Services)	2,100	142,653
Zomato Ltd.* (Internet & Direct Marketing Retail)	1,641,510	2,945,055
TOTAL COMMON STOCKS (Cost $51,899,869)		61,074,953
TOTAL INVESTMENTS (Cost $51,899,869) — 101.1%		$61,074,953
Other Net Assets (Liabilities) — (1.1)%		(645,130)
NET ASSETS — 100.0%		$60,429,823

*	Non-income producing security

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Fund	July 31, 2021 (Unaudited)

The Emerging Markets Fund invested in the following industries as of July 31, 2021:

	Value	% of Net Assets
Auto Components	$1,605,357	2.6%
Automobiles	1,817,408	3.0%
Banks	12,323,421	20.5%
Capital Markets	387,920	0.6%
Chemicals	1,271,565	2.1%
Construction Materials	680,338	1.1%
Diversified Financial Services	380,173	0.6%
Electronic Equipment, Instruments & Components	483,906	0.8%
Entertainment	1,108,782	1.8%
Food & Staples Retailing	1,586,961	2.6%
Food Products	1,374,673	2.3%
Health Care Providers & Services	1,495,004	2.4%
Hotels, Restaurants & Leisure	665,564	1.1%
Household Durables	768,598	1.3%
Insurance	2,891,434	4.7%
Interactive Media & Services	4,776,461	7.9%
Internet & Direct Marketing Retail	8,865,538	14.7%
IT Services	1,461,111	2.4%
Metals & Mining	2,860,938	4.7%
Multiline Retail	494,437	0.8%
Oil, Gas & Consumable Fuels	2,294,098	3.8%
Paper & Forest Products	407,038	0.7%
Road & Rail	582,987	1.1%
Semiconductors & Semiconductor Equipment	4,218,972	7.0%
Specialty Retail	769,074	1.3%
Technology Hardware, Storage & Peripherals	3,266,698	5.4%
Textiles, Apparel & Luxury Goods	1,953,879	3.3%
Transportation Infrastructure	282,618	0.5%
Other Net Assets	(645,130)	(1.1)%
Total	$60,429,823	100.0%

The Emerging Markets Fund invested in securities with exposure to the following countries as of July 31, 2021:

	Value	% of Net Assets
Argentina	$578,850	1.0%
Brazil	3,242,126	5.4%
China	14,563,970	24.2%
Greece	360,272	0.6%
Hong Kong	3,931,077	6.5%
India	12,690,034	21.0%
Indonesia	799,164	1.3%
Kazakstan	307,352	0.5%
Mexico	1,753,760	2.9%
Netherlands	858,942	1.4%
Russia	2,311,057	3.8%
Saudi Arabia	700,584	1.2%
Singapore	1,108,782	1.8%
South Africa	1,040,372	1.7%
South Korea	10,102,097	16.7%
Taiwan	3,693,848	6.1%
United Arab Emirates	299,498	0.5%
Vietnam	2,733,168	4.5%
Other Net Assets	(645,130)	(1.1)%
Total	$60,429,823	100.0%

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	July 31, 2021 (Unaudited)

	Shares	Value
Common Stocks (94.3%)
AL Rajhi Bank (Banks)	769,961	$22,790,238
Alibaba Group Holding Ltd.* (Internet & Direct Marketing Retail)	1,341,000	32,615,141
Alpha Services and Holdings SA* (Banks)	8,745,037	11,311,188
Amorepacific Corp. (Personal Products)	202,303	38,958,542
ANTA Sports Products Ltd. (Textiles, Apparel & Luxury Goods)	1,139,000	24,814,719
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	438,174	23,760,679
Asian Paints Ltd. (Chemicals)	511,701	20,344,602
Ayala Land, Inc. (Real Estate Management & Development)	17,353,405	11,355,940
Banco BTG Pactual SA (Capital Markets)	2,287,500	12,804,729
Britannia Industries Ltd. (Food Products)	344,327	15,841,541
BYD Co. Ltd., H Shares (Automobiles)	1,478,000	45,457,025
China International Travel Service Corp. Ltd., Class A (Hotels, Restaurants & Leisure)	1,800,743	67,222,086
China Merchants Bank Co. Ltd. (Banks)	6,252,500	47,632,578
Clicks Group Ltd. (Food & Staples Retailing)	586,100	10,611,383
CP All Public Co. Ltd. (Food & Staples Retailing)	9,963,600	17,887,590
Detsky Mir PJSC (Specialty Retail)	7,461,438	14,315,248
FirstRand Ltd. (Diversified Financial Services)	3,262,509	12,113,078
Foshan Haitian Flavouring & Food Co. Ltd., A Shares (Food Products)	731,819	12,995,203
Galaxy Entertainment Group Ltd.* (Hotels, Restaurants & Leisure)	7,000,000	47,471,979
Geely Automobile Holdings Ltd. (Automobiles)	8,439,000	28,181,041
Grupo Aeroporturaio del Pacifico SAB de CV, Class B (Transportation Infrastructure)	764,200	8,743,994
Grupo Financiero Banorte Sab de CV (Banks)	3,806,243	24,630,071
Haidilao International Holding Ltd. (Hotels, Restaurants & Leisure)	3,922,000	14,737,341
Halyk Savings Bank of Kazakhstan JSC GDR (Banks)	651,924	9,726,706
HDFC Bank Ltd. (Banks)	3,123,344	59,874,938
Hindustan Unilever Ltd. (Household Products)	1,479,192	46,383,533
Hyundai Motor Co. (Automobiles)	246,231	46,668,717
JD.com, Inc., Class A* (Internet & Direct Marketing Retail)	898,050	31,965,490
Kakao Corp. (Interactive Media & Services)	696,294	88,989,061
LG Household & Health Care Ltd. (Personal Products)	34,770	44,104,877
Li-Ning Co. Ltd. (Textiles, Apparel & Luxury Goods)	8,594,500	90,580,185
Locaweb Servicos de Internet SA (IT Services)	2,001,500	9,612,581
Lojas Renner SA (Multiline Retail)	2,108,835	16,745,142
Maruti Suzuki India Ltd. (Automobiles)	186,187	17,459,441
MercadoLibre, Inc.* (Internet & Direct Marketing Retail)	12,497	19,604,044
Midea Group Co. Ltd., Class A (Household Durables)	2,175,547	21,401,972
Mr. Price Group Ltd. (Specialty Retail)	711,247	10,590,105
NAVER Corp. (Interactive Media & Services)	169,239	63,784,652
Nestle India Ltd. (Food Products)	147,876	35,180,716
Network International Holdings PLC* (IT Services)	2,012,361	9,531,397
Pinduoduo, Inc. ADR* (Internet & Direct Marketing Retail)	136,208	12,478,015
Ping An Healthcare & Technology Co. Ltd.* (Health Care Technology)	2,484,000	23,174,922
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)	3,566,000	31,273,456
Prosus NV (Internet & Direct Marketing Retail)	338,954	30,092,168
PT Bank Central Asia TBK (Banks)	21,441,400	44,261,811
Raia Drogasil SA (Food & Staples Retailing)	3,792,400	18,417,628
Rede D'Or Sao Luiz SA (Health Care Providers & Services)	1,203,000	15,999,958
Rumo SA* (Road & Rail)	4,936,591	19,509,369
Sberbank of Russia PJSC ADR (Banks)	1,352,148	22,513,264
Sea Ltd. ADR* (Entertainment)	32,271	8,911,959
Shanghai International Airport Co. Ltd., Class A* (Transportation Infrastructure)	4,132,562	24,676,693
Suzano SA* (Paper & Forest Products)	1,279,100	13,349,800
TCS Group Holdings PLC GDR (Banks)	171,010	14,145,947
Tencent Holdings Ltd. (Interactive Media & Services)	601,100	37,051,937
Wal-Mart de Mexico Sab de CV (Food & Staples Retailing)	6,757,700	22,268,505
Yandex NV U.S., Class A* (Interactive Media & Services)	176,301	11,976,127
Yandex NV Russia, Class A* (Interactive Media & Services)	182,400	12,390,432
Zomato Ltd.* (Internet & Direct Marketing Retail)	2,434,940	4,368,559
TOTAL COMMON STOCKS
(Cost $1,428,624,000)		1,555,660,043
Foreign Bonds (0.0%)NM
India (0.0%)NM
Britannia Industries Ltd., 5.50%, 6/3/24+	9,985,483	134,620
Britannia Industries Ltd., 8.00%, 8/28/22+	11,930,100	166,241
		300,861
TOTAL FOREIGN BONDS
(Cost $303,128)		300,861
TOTAL INVESTMENTS
(Cost $1,428,927,128) — 94.3%		$1,555,960,904
Other Net Assets (Liabilities) — 5.7%		93,228,481
NET ASSETS — 100.0%		$1,649,189,385

*	Non-income producing security
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
NM	Not meaningful, amount less than 0.05%

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The Emerging Markets Great Consumer Fund invested in the following industries as of July 31, 2021:

	Value	% of Net Assets
Automobiles	$137,766,224	8.4%
Banks	256,886,741	15.7%
Capital Markets	12,804,729	0.8%
Chemicals	20,344,602	1.2%
Diversified Financial Services	12,113,078	0.8%
Entertainment	8,911,959	0.5%
Food & Staples Retailing	69,185,106	4.2%
Food Products	64,318,321	3.9%
Health Care Providers & Services	39,760,637	2.4%
Health Care Technology	23,174,922	1.4%
Hotels, Restaurants & Leisure	129,431,406	7.8%
Household Durables	21,401,972	1.3%
Household Products	46,383,533	2.8%
Insurance	31,273,456	1.9%
Interactive Media & Services	214,192,209	12.9%
Internet & Direct Marketing Retail	131,123,417	8.0%
IT Services	19,143,978	1.2%
Multiline Retail	16,745,142	1.0%
Paper & Forest Products	13,349,800	0.8%
Personal Products	83,063,419	5.0%
Real Estate Management & Development	11,355,940	0.7%
Road & Rail	19,509,369	1.2%
Specialty Retail	24,905,353	1.5%
Textiles, Apparel & Luxury Goods	115,394,904	6.9%
Transportation Infrastructure	33,420,687	2.0%
Other Net Assets	93,228,481	5.7%
Total	$1,649,189,385	100.0%

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	July 31, 2021 (Unaudited)

The Emerging Markets Great Consumer Fund invested in securities with exposure to the following countries as of July 31, 2021:

	Value	% of Net Assets
Argentina	$19,604,044	1.2%
Brazil	106,439,207	6.5%
China	546,257,804	33.0%
Cyprus	14,145,947	0.9%
Greece	11,311,188	0.7%
Hong Kong	47,471,979	2.9%
India	223,514,870	13.5%
Indonesia	44,261,811	2.7%
Kazakstan	9,726,706	0.6%
Mexico	55,642,570	3.4%
Netherlands	30,092,168	1.8%
Philippines	11,355,940	0.7%
Russia	61,195,071	3.7%
Saudi Arabia	22,790,238	1.4%
Singapore	8,911,959	0.5%
South Africa	33,314,566	2.0%
South Korea	282,505,849	17.1%
Thailand	17,887,590	1.1%
United Arab Emirates	9,531,397	0.6%
Other Net Assets	93,228,481	5.7%
Total	$1,649,189,385	100.0%

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